INTEREST INCOME (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	$ 2,243,123	$ 2,031,133	$ 2,123,422
Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	1,775,256	1,773,066	1,739,427
Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	449,784	242,390	365,006
Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	18,083	15,677	18,989
Resale Agreements [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	903	939	1,488
Resale Agreements [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	903	939	1,488
Resale Agreements [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Resale Agreements [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Interbank Loan [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	897	969	295
Interbank Loan [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	897	969	295
Interbank Loan [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Interbank Loan [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Commercial Loans [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	936,264	847,927	880,995
Commercial Loans [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	771,405	752,013	742,432
Commercial Loans [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	153,851	85,389	130,904
Commercial Loans [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	11,008	10,525	7,659
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	597,655	469,758	539,209
Mortgage Loans [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	330,055	320,041	304,116
Mortgage Loans [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	266,691	149,303	228,081
Mortgage Loans [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	909	414	7,012
Consumer Loans [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	586,534	618,033	609,130
Consumer Loans [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	579,929	612,932	604,152
Consumer Loans [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	439	363	660
Consumer Loans [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	6,166	4,738	4,318
Investment Instruments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	100,213	79,797	78,724
Investment Instruments [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	75,423	74,000	75,808
Investment Instruments [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	24,790	5,797	2,916
Investment Instruments [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting
Other Interest Income [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	20,657	13,710	13,581
Other Interest Income [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	16,644	12,172	11,136
Other Interest Income [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting	4,013	1,538	2,445
Other Interest Income [Member] | Hedged Of Prepaid Fees [Member]
Disclosure of financial assets [line items]
Interest income not including income from hedge accounting